Acquisitions - Summary of Joint Arrangement Accounted for Using Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Investment in Sal de la Puna, as at December 31, 2022	$ 17,276
Share of loss of Arena Minerals	677	$ 1,359
Investment in Sal de la Puna, as at December 31, 2023		17,276
Sal de la Puna
Disclosure of joint ventures [line items]
Investment in Sal de la Puna, as at December 31, 2022	0
Acquisition of interest in Sal de la Puna	182,136
Share of loss of Arena Minerals	(866)
Investment in Sal de la Puna, as at December 31, 2023	$ 181,270	$ 0